Document and Entity Information	Dec. 03, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2019
Entity Registrant Name	Continental Building Products, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36293
Entity Tax Identification Number	61-1718923
Entity Address, Address Line One	12950 Worldgate Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	703
Local Phone Number	480-3800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001592480
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CBPX
Security Exchange Name	NYSE